Nature of Business and Operations	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Nature of Business and Operations
1.	NATURE OF BUSINESS AND OPERATIONS

Nature of Business — Cerulean Pharma Inc. (the “Company”) was incorporated on November 28, 2005, as a Delaware corporation and is located in Cambridge, Massachusetts. The Company was formed to develop novel, nanotechnology-based therapeutics in the areas of oncology and other diseases. In 2013, the Company formed a wholly-owned subsidiary, Cerulean Pharma Australia Pty Ltd as an Australian-based proprietary limited company, to perform clinical activities in Australia. To date, operations of the Australia subsidiary have been immaterial.

The Company's operations to date have consisted primarily of raising capital, product research and development, and initial market development. Accordingly, the Company is considered to be in the development stage at December 31, 2014.

The Company has not generated any revenue related to its primary business purpose to date and is subject to a number of risks similar to those of other development stage life science companies, including dependence on key individuals, competition from other companies, the need for development of commercially viable products, and the need to obtain adequate additional financing to fund the development of its product candidates. The Company is also subject to a number of risks similar to other companies in the industry, including rapid technological change, regulatory approval of products, uncertainty of market acceptance of products, competition from substitute products and larger companies, the need to obtain additional financing, compliance with government regulations, protection of proprietary technology, dependence on third parties, product liability and dependence on key individuals.

The Company has an accumulated deficit of $121.8 million at December 31, 2014. The Company has financed its operations primarily through private placements of its preferred stock, proceeds from borrowings, and an initial public offering completed in 2014. The Company has not completed development of any product candidate and has devoted substantially all of its financial resources and efforts to research and development, including preclinical and clinical development. The Company expects to continue to incur significant expenses and increasing operating losses for at least several years.

Initial Public Offering — On April 15, 2014, the Company completed the sale of 8,500,000 shares of its common stock in its initial public offering (the “IPO”), at a price to the public of $7.00 per share. On May 7, 2014, the Company completed the sale of an additional 1,069,715 shares of common stock at a price to the public of $7.00 per share under a partial exercise by the underwriters of their option to purchase additional shares of common stock. The sale of shares to the public resulted in net proceeds of $59.9 million after deducting underwriting discounts and commissions and offering expenses payable by the Company.

In preparation for the IPO, the Company’s board of directors and stockholders approved a 1-for-14.5074 reverse stock split of the Company’s common stock effective March 31, 2014. All share and per share amounts in the consolidated financial statements contained herein and notes thereto have been retroactively adjusted, where necessary, to give effect to this reverse stock split. In connection with the closing of the IPO, all of the Company’s outstanding redeemable convertible preferred stock and convertible notes automatically converted into shares of common stock as of April 15, 2014, resulting in the issuance by the Company of an additional 9,728,237 shares of common stock. The significant increase in shares outstanding in April 2014 is expected to impact the year-over-year comparability of the Company’s net loss per share calculations in future periods.

In connection with the completion of the IPO on April 15, 2014, the Company’s outstanding warrants to purchase 1,857,226 shares of the Company’s preferred stock automatically converted into warrants to purchase an aggregate of 128,663 shares of the Company’s common stock and, as a result, the Company reclassified the warrant liability to additional paid-in capital.